Investments in Companies Accounted for at Equity Method (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investment in companies accounted for at equity method
Shares	$ 18,347	$ 18,014
Capital note	7,669	7,669
Total	26,016	25,683
Long-term prepaid expenses, other accounts, and other investments
Dividend preference derivative at fair value through profit or loss	$ 1,539	$ 2,733